SHAREHOLDERS' DEFICIT - Preference shares (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0